EARNINGS (LOSS) PER COMMON SHARE - Calculations for basic and diluted earnings (loss) per common share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income, net of noncontrolling interest	$ 964,838	$ 343,158	$ 2,099,064	$ 982,062	$ 1,490,285	$ 1,110,349	$ 1,176,763
Less preferred stock dividends and discount accretion	305,000	663,752	915,000	1,156,332	1,461,332	985,160	1,001,017
Net income (loss) available to common shareholders'	$ 659,838	$ (320,594)	$ 1,184,064	$ (174,270)	$ 28,953	$ 125,189	$ 175,746
Weighted average common shares outstanding (in shares)	3,414,561	3,472,064	3,448,916	3,466,960	3,468,658	3,452,358	3,499,793
Effect of dilutive stock instruments (in shares)	16,000		16,000
Diluted weighted average common shares outstanding (in shares)	3,431,321	3,472,064	3,465,031	3,466,960	3,487,760	3,481,042	3,528,102
Basic earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05
Diluted earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05